Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Cash flows provided by operating activities:
Net (loss) income	$ (9,517)	$ 10,149	$ (22,950)	$ 5,832	$ (26,954)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	38,186	36,331	67,802	67,053	77,315
Loss on debt extinguishment			31,205		1,041
Amortization of deferred financing costs	1,357	1,520	2,847	2,661	2,367
Share-based compensation expense	3,826	616	1,451	1,140	715
Deferred income taxes	805	667	1,364	1,249	(9,199)
LIFO inventory valuation adjustments	723	794	361	1,333	2,055
Impairment charges				2,791
Bargain purchase					(15,681)
Other	199	(554)	(462)	(87)	988
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(11,556)	2,831	2,545	1,664	(7,382)
(Increase) decrease in inventory, net	(5,812)	(4,114)	(2,590)	187	(6,239)
(Increase) decrease in prepaid expenses and other current assets	(1,959)	2,232	4,005	1,103	1,796
(Increase) decrease in income taxes refundable	(15)	169	48	(85)	560
Increase (decrease) in accounts payable	14,515	10,724	1,950	(18,080)	24,267
(Decrease) increase in accrued expenses and other current liabilities	43	(3,196)	(4,453)	389	917
Increase in other long-term liabilities	932	2,529	3,884	1,501	2,892
Net cash provided by operating activities	31,727	60,698	87,007	68,651	49,458
Cash flows used in investing activities:
Cash paid for property and equipment	(27,589)	(15,200)	(37,565)	(45,575)	(49,663)
Proceeds from insurable loss recovery		1,150	1,455	609
Cash paid for intangible assets				(1,527)
Proceeds from sale of assets				1,284	20,753
Acquisition of Penn Traffic					(85,023)
Net cash used in investing activities	(33,584)	(14,050)	(67,054)	(45,209)	(113,933)
Net (decrease) increase in cash and cash equivalents	(3,976)	34,790	13,241	1,762	(2,303)
Cash flows (used in) provided by financing activities:
Proceeds from long-term debt borrowings	148,500		460,000		112,125
Dividend to shareholders	(141,920)		(100,000)		(30,000)
Principal payments on capital leases	(8,014)	(6,789)	(13,318)	(11,161)	(9,294)
Deferred financing costs incurred	(7,977)		(11,943)	(57)	(5,769)
Change in bank overdraft position	426	181	(98)	(53)	487
Stock option exercises	227
Repayments of long-term debt borrowings	(161)	(250)	(350,452)	(409)	(36,377)
Borrowings on ABL Facility					348,737
Repayments on ABL Facility					(347,737)
Debt extinguishment costs incurred			(20,901)
Proceeds from issuance of common stock					30,000
Net cash (used in) provided by financing activities	(2,119)	(11,858)	(6,712)	(21,680)	62,172
Cash and cash equivalents - beginning of period	32,422	19,181	19,181	17,419	19,722
Cash and cash equivalents - end of period	28,446	53,971	32,422	19,181	17,419
2017 ABL Facility [Member]
Cash flows (used in) provided by financing activities:
Borrowings on ABL Facility	138,500		35,000
Repayments on ABL Facility	(131,700)
2013 ABL Facility [Member]
Cash flows (used in) provided by financing activities:
Borrowings on ABL Facility		66,600	158,800	612,900	348,737
Repayments on ABL Facility		(71,600)	(163,800)	(622,900)	(347,737)
Grand Union Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(27,640)
Independent Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(3,304)
Supermarkets [Member]
Cash flows used in investing activities:
Acquisition	$ (5,995)